Income (expense) from investments (Tables)	12 Months Ended
Dec. 31, 2022
Income (expense) from investments
Schedule of other gain (loss) from investments	Other gain (loss) from investments
(€ million)	2022	2021	2020
Dividends	351	230	150
Net gain (loss) on disposals	483	1
Other net income (expense)	2,789	(8)	(75)
	3,623	223	75